Stock-Based Compensation (Stock-based Compensation Table) (Details 2) (Continuing Operations, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 512		$ 614	$ 688
Income tax benefits	(174)		(213)	(240)
Net stock-based compensation cost	338		402	448
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	121		122	132
Selling, general and administrative expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	350		435	498
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	54		57	59
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ (13)	[1]		$ (1)

[1]	Reflects the one-time effects related to the divestitures of the customer care business and industry standard server businesses in 2014.